Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—64.6%
	Federal Home Loan Mortgage Corporation—14.9%
$3,552,191	2.000%, 1/1/2052	$ 2,888,040
1,530,315	2.000%, 1/1/2052	1,259,496
1,115,016	2.500%, 9/1/2050	951,950
1,047,118	2.500%, 1/1/2052	899,544
333,545	3.500%, 6/1/2052	309,523
1,183,526	3.500%, 7/1/2052	1,094,590
42,901	4.000%, 12/1/2047	41,141
510,848	4.000%, 9/1/2052	483,345
828,694	4.500%, 11/1/2037	831,352
119,480	5.000%, 1/1/2034	121,336
32,423	5.000%, 5/1/2034	32,904
28,334	5.000%, 4/1/2036	28,829
10,824	5.000%, 5/1/2036	11,014
6,492	5.000%, 6/1/2036	6,606
30,340	5.000%, 6/1/2040	30,903
196,651	5.500%, 5/1/2034	203,012
9,792	5.500%, 12/1/2035	10,151
50,973	5.500%, 2/1/2036	52,943
39,713	5.500%, 5/1/2036	41,203
2,680	5.500%, 5/1/2036	2,781
3,819	5.500%, 5/1/2036	3,968
2,560	5.500%, 6/1/2036	2,656
516	5.500%, 6/1/2036	535
32,220	5.500%, 11/1/2037	33,437
57,078	5.500%, 1/1/2038	59,234
229,577	5.500%, 5/1/2038	235,303
500,000	5.500%, 8/1/2055	504,395
1,824	6.000%, 1/1/2032	1,895
6,506	6.000%, 2/1/2032	6,728
36,557	6.000%, 4/1/2036	38,315
4,564	6.000%, 5/1/2036	4,785
115,566	6.000%, 6/1/2037	122,078
5,255	6.000%, 7/1/2037	5,545
1,385	6.500%, 3/1/2029	1,431
1,021	6.500%, 6/1/2029	1,056
516	6.500%, 7/1/2029	533
162	6.500%, 9/1/2029	167
485	7.000%, 12/1/2029	508
98	7.000%, 6/1/2030	103
72	7.000%, 11/1/2030	75
115,101	7.000%, 4/1/2032	121,959
3,262	7.500%, 1/1/2031	3,443
664	8.500%, 5/1/2030	698
	TOTAL	10,449,510
	Federal National Mortgage Association—27.8%
1,876,195	2.000%, 7/1/2050	1,529,508

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 755,808	2.000%, 2/1/2052	$ 616,857
1,664,034	2.000%, 2/1/2052	1,352,910
659,076	2.000%, 2/1/2052	537,908
333,574	2.500%, 9/1/2036	314,112
1,070,985	2.500%, 9/1/2050	911,011
507,340	2.500%, 10/1/2051	433,619
727,574	2.500%, 1/1/2052	619,124
584,591	2.500%, 2/1/2052	494,713
616,998	2.500%, 3/1/2052	522,137
27,927	3.000%, 2/1/2047	25,461
503,135	3.000%, 2/1/2048	446,446
719,258	3.000%, 5/1/2051	632,825
1,273,242	3.000%, 2/1/2052	1,128,691
938,940	3.000%, 6/1/2052	835,863
517,067	3.000%, 6/1/2052	455,093
597,224	3.000%, 6/1/2052	529,794
1,084,270	3.500%, 8/1/2037	1,054,197
1,103,200	3.500%, 9/1/2037	1,072,602
276,084	3.500%, 12/1/2047	257,495
705,926	3.500%, 1/1/2048	652,879
543,944	3.500%, 6/1/2052	502,049
105,286	4.500%, 10/1/2041	105,444
714,266	4.500%, 2/1/2053	697,283
93,557	5.000%, 7/1/2034	95,021
11,207	5.000%, 11/1/2035	11,401
1,845,235	5.000%, 6/1/2053	1,837,475
747,460	5.000%, 8/1/2055	741,514
52,901	5.500%, 9/1/2034	54,716
11,387	5.500%, 1/1/2036	11,833
26,646	5.500%, 4/1/2036	27,664
804,387	5.500%, 6/1/2053	814,161
559	6.000%, 7/1/2029	571
626	6.000%, 5/1/2031	646
4,290	6.000%, 5/1/2036	4,508
47,373	6.000%, 7/1/2036	49,799
1,287	6.000%, 7/1/2036	1,357
19,397	6.000%, 9/1/2037	20,455
17,178	6.000%, 11/1/2037	18,123
10,525	6.000%, 12/1/2037	10,985
866	6.500%, 6/1/2029	895
57	6.500%, 7/1/2029	58
92	6.500%, 7/1/2029	95
1,033	6.500%, 7/1/2029	1,068
78	6.500%, 7/1/2029	80
2,187	6.500%, 9/1/2030	2,261
9,827	6.500%, 6/1/2031	10,217
7,921	6.500%, 4/1/2032	8,287
565	7.000%, 10/1/2029	591
6,566	7.000%, 10/1/2029	6,864
2,482	7.000%, 11/1/2030	2,605
56,070	7.000%, 4/1/2032	59,356

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 205		7.500%, 8/1/2028	$ 211
65		7.500%, 9/1/2028	67
1,945		7.500%, 2/1/2030	2,041
972		8.000%, 7/1/2030	1,022
		TOTAL	19,523,968
		Government National Mortgage Association—18.0%
1,586,125		2.000%, 6/20/2052	1,313,573
2,245,761		2.500%, 6/20/2051	1,934,298
991,397		3.000%, 7/20/2051	886,550
846,071		3.500%, 1/20/2048	779,699
413,949		3.500%, 5/20/2052	379,406
823,581		4.000%, 10/20/2052	781,300
836,450		4.000%, 12/20/2052	793,770
153,691		4.500%, 6/20/2039	153,496
127,642		4.500%, 10/15/2039	127,394
177,208		4.500%, 8/20/2040	176,904
795,447		4.500%, 10/20/2052	777,004
87,400		5.000%, 7/15/2034	88,642
757,910		5.000%, 9/20/2052	759,231
695,799		5.500%, 10/20/2052	705,283
1,161,516		5.500%, 9/20/2053	1,175,171
4,284		6.000%, 4/15/2032	4,368
14,917		6.000%, 5/15/2032	15,385
59,525		6.000%, 4/15/2036	61,961
51,747		6.000%, 5/15/2036	53,805
12,693		6.000%, 7/20/2036	13,250
12,990		6.000%, 5/20/2037	13,580
78,809		6.000%, 7/20/2038	82,547
714,456		6.000%, 10/20/2052	733,025
663,057		6.000%, 10/20/2053	678,530
160		6.500%, 6/15/2029	165
1,489		6.500%, 7/20/2031	1,539
1,283		6.500%, 8/20/2031	1,324
14,863		6.500%, 10/15/2031	15,349
14,750		6.500%, 12/15/2031	15,215
1,199		6.500%, 4/15/2032	1,240
11,420		6.500%, 5/15/2032	11,814
108,605		6.500%, 5/15/2032	112,423
194		7.500%, 10/15/2029	201
1,125		7.500%, 3/20/2030	1,167
554		8.000%, 4/15/2030	572
		TOTAL	12,649,181
	[1]	Uniform Mortgage-Backed Securities, TBA—3.9%
1,000,000		5.000%, 10/1/2055	991,679
1,750,000		5.500%, 10/20/2055	1,762,985
		TOTAL	2,754,664
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,977,878)	45,377,323
		U.S. TREASURIES—14.2%
		U.S. Treasury Bonds—7.2%
300,000		2.875%, 11/15/2046	224,404

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 600,000		3.375%, 11/15/2048	$ 481,640
1,850,000		3.625%, 2/15/2044	1,605,038
300,000		4.000%, 11/15/2052	265,309
1,600,000		4.500%, 2/15/2036	1,650,788
850,000		4.625%, 2/15/2055	835,263
		TOTAL	5,062,442
		U.S. Treasury Notes—7.0%
1,000,000		0.625%, 11/30/2027	938,335
1,000,000		3.500%, 1/31/2028	997,280
1,750,000		3.750%, 4/15/2028	1,755,317
500,000		4.250%, 11/15/2034	505,625
700,000		4.625%, 2/15/2035	727,524
		TOTAL	4,924,081
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,075,249)	9,986,523
		GOVERNMENT AGENCIES—9.3%
		Federal Home Loan Bank System—7.9%
2,000,000		4.000%, 10/9/2026	2,007,039
1,500,000		4.000%, 3/10/2027	1,506,590
2,000,000		4.125%, 9/14/2029	2,031,560
		TOTAL	5,545,189
		Government Agency—1.4%
1,000,000		Tennessee Valley Authority Notes, 3.875%, 8/1/2030	1,002,352
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,511,598)	6,547,541
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Agency Commercial Mortgage-Backed Securities—4.8%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	442,326
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	922,112
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	964,628
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,034,007
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,363,073
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Government National Mortgage Association—0.5%
319,150		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	306,090
		Non-Agency Mortgage—2.5%
460,186		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	414,959
947,854	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.998% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	894,576
447,535		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	453,864
		TOTAL	1,763,399
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,120,410)	2,069,489
		ASSET-BACKED SECURITIES—2.8%
		Single Family Rental Security—0.6%
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	410,672
		Student Loans—2.2%
99,081		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	93,176
207,192		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	193,586
101,040		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	95,653
448,303		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	400,989
575,631		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	520,551

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 255,706	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.364% (CME Term SOFR 1 Month +1.214%), 7/15/2053	$ 256,467
		TOTAL	1,560,422
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,095,262)	1,971,094
		REPURCHASE AGREEMENT—4.8%
3,339,000		Interest in $250,000,000 joint repurchase agreement 4.21%, dated 9/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $250,029,236 on 10/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2046 and the market value of those underlying securities was $257,530,113. (IDENTIFIED COST $3,339,000)	3,339,000
		TOTAL INVESTMENT IN SECURITIES—103.5% (IDENTIFIED COST $72,362,671)	72,654,043
		OTHER ASSETS AND LIABILITIES - NET—(3.5)%[3]	(2,456,727)
		NET ASSETS—100%	$70,197,316
At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	14	$2,917,578	December 2025	$1,554
United States Treasury Notes 5-Year Long Futures	7	$764,367	December 2025	$599
United States Treasury Notes 10-Year Long Futures	21	$2,362,500	December 2025	$10,133
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$12,286
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$45,377,323	$—	$45,377,323
U.S. Treasuries	—	9,986,523	—	9,986,523
Government Agencies	—	6,547,541	—	6,547,541
Commercial Mortgage-Backed Securities	—	3,363,073	—	3,363,073
Collateralized Mortgage Obligations	—	2,069,489	—	2,069,489
Asset-Backed Securities	—	1,971,094	—	1,971,094
Repurchase Agreement	—	3,339,000	—	3,339,000
TOTAL SECURITIES	$—	$72,654,043	$—	$72,654,043
Other Financial Instruments:[1]
Assets	$12,286	$—	$—	$12,286

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate